Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 5,060,368	$ 3,663,849
Convertible note liability (refer note 15)	17,876,076	17,876,076
Non-Derivatives	22,936,444	21,539,925
Less Than Twelve Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	5,060,368	3,663,849
Non-Derivatives	5,060,368	3,663,849
More Than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible note liability (refer note 15)	17,876,076	17,876,076
Non-Derivatives	17,876,076	17,876,076
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	5,060,368	3,663,849
Convertible note liability (refer note 15)	7,642,707	6,645,832
Non-Derivatives	$ 12,703,075	$ 10,309,681